Vanguard Long-Term Investment-Grade Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Long-Term Investment-Grade Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, using multiple investment advisors, each of whom independently selects and maintains a portfolio of securities for the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed income securities (which include high- and medium-quality fixed income securities). For purposes of the 80% policy, investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity within a range that is five years shorter than or five years longer than that of its performance benchmark, which had a dollar-weighted average maturity of 21.9 years as of January 31, 2026. The Fund may invest in derivatives such as options, futures contracts, or swap agreements.